Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
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Financial assets and financial liabilities
35.	Financial assets and financial liabilities

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2021

Financial assets
Quoted equity securities	14	606	—	—	—	606
Trade and bills receivable	15	—	3,429,519	3,338,816	—	6,768,335
Other receivables	15	—	138,780	—	—	138,780
Cash and bank balances	16	—	5,331,555	—	—	5,331,555

		606	8,899,854	3,338,816	—	12,239,276

Financial liabilities
Trade and other payables	22	—	—	—	9,580,249	9,580,249
Lease liabilities	25	—	—	—	40,531	40,531
Loans and borrowings	26	—	—	—	2,203,000	2,203,000

		—	—	—	11,823,780	11,823,780

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2022

Financial assets
Trade and bills receivable	15	3,259,800	3,227,295	—	6,487,095	933,140
Other receivables	15	434,750	—	—	434,750	62,537
Cash and bank balances	16	4,850,743	—	—	4,850,743	697,758

		8,545,293	3,227,295	—	11,772,588	1,693,435

Financial liabilities
Trade and other payables	22	—	—	8,270,148	8,270,148	1,189,624
Lease liabilities	25	—	—	59,641	59,641	8,579
Loans and borrowings	26	—	—	2,341,432	2,341,432	336,805
Other financial liability	28	—	—	45,950	45,950	6,610

		—	—	10,717,171	10,717,171	1,541,618

Quoted equity securities relates to the Group’s investment in TCL, which is a company listed on the Main Board of the Singapore Exchange and is involved in investment in real estate and marketing and distributing brands in beauty, wellness and lifestyle categories. Fair values of the quoted equity shares are determined by reference to published price quotations in an active market.
Financial assets/liabilities through profit or loss reflect the positive/negative change in fair value of the foreign exchange forward contract that is not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk.
Changes in liabilities arising from financing activities

	January 1, 2021	Cash flows	Addition	Accretion of interest	Translation reserve	Others	December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2021

Loans and borrowings
- current	1,730,000	(127,000)	—	—	—	500,000	2,103,000
- non-current	500,000	100,000	—	—	—	(500,000)	100,000
Lease liabilities
- current	22,755	(24,940)	1,270	1,819	(54)	26,275	27,125
- non-current	17,023	—	22,701	—	(43)	(26,275)	13,406

Total liabilities from financing activities	2,269,778	(51,940)	23,971	1,819	(97)	—	2,243,531

	January 1, 2022	Cash flows	Addition	Accretion of interest	Termination	Translation reserve	Others	December 31, 2022	December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2022

Loans and borrowings
- current	2,103,000	(61,568)	—	—	—	—	100,000	2,141,432	308,036
- non-current	100,000	200,000	—	—	—	—	(100,000)	200,000	28,769
Lease liabilities
- current	27,125	(26,144)	—	1,547	(6,187)	239	34,853	31,433	4,521
- non-current	13,406	—	49,735	—	—	(80)	(34,853)	28,208	4,058
Other financial liability	—	—	45,675	275	—	—	—	45,950	6,610

Total liabilities from financing activities	2,243,531	112,288	95,410	1,822	(6,187)	159	—	2,447,023	351,994

The ‘Others’ column includes the effect of reclassification of non-current
portion of loans and borrowings, including obligations under finance leases and lease liabilities due to the passage of time.